Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment
15.	PROPERTY, PLANT AND EQUIPMENT

	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset and assets under finance lease	Office equipment	Construction in progress	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At January 1, 2017	4,449	44,235	4,861	88,897	4,608	6,227	2,070	155,347
Additions	1,120	34	19	400	1,119	396	1,845	4,933
Disposals	—	—	—	(4,392)	(914)	(213)	—	(5,519)
Transfer	—	—	292	2,600	—	124	(3,016)	—
Exchange differences	658	4,152	450	9,459	417	425	148	15,709
At December 31, 2017	6,227	48,421	5,622	96,964	5,230	6,959	1,047	170,470

Additions	—	229	76	480	624	395	2,694	4,498
Disposals	—	(8)	—	(1,120)	(503)	(490)	—	(2,121)
Transfer	—	—	3	1,418	505	102	(2,028)	—
Exchange differences	(21)	(752)	14	(1,024)	(76)	(244)	(40)	(2,143)
At December 31, 2018	6,206	47,890	5,715	96,718	5,780	6,722	1,673	170,704

	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset and assets under finance lease	Office equipment	Construction in progress	Total
Depreciation/Impairment
At January 1, 2017	—	(28,612)	(2,731)	(75,482)	(3,522)	(5,363)	—	(115,710)
Depreciation charge for the year	—	(1,356)	(254)	(2,513)	(477)	(337)	—	(4,937)
Impairment	—	—	—	(217)	—	(6)	—	(223)
Depreciation on disposals	—	—	—	4,024	877	207	—	5,108
Exchange differences	—	(3,114)	(269)	(8,302)	(308)	(389)	—	(12,382)
At December 31, 2017	—	(33,082)	(3,254)	(82,490)	(3,430)	(5,888)	—	(128,144)

Depreciation charge for the year	—	(1,164)	(296)	(2,435)	(604)	(402)	—	(4,901)
Impairment	—	—	—	(10)	—	(1)	—	(11)
Depreciation on disposals	—	6	—	1,119	503	486	—	2,114
Transfer	—	—	—	(46)	—	46	—	—
Exchange differences	—	510	(17)	914	49	200	—	1,656
At December 31, 2018	—	(33,730)	(3,567)	(82,948)	(3,482)	(5,559)	—	(129,286)

	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset and assets under finance lease	Office equipment	Construction in progress	Total
Net book value
At December 31, 2018	6,206	14,160	2,148	13,770	2,298	1,163	1,673	41,418
At December 31, 2017	6,227	15,339	2,368	14,474	1,800	1,071	1,047	42,326
At January 1, 2017	4,449	15,623	2,130	13,415	1,086	864	2,070	39,637

15.	PROPERTY, PLANT AND EQUIPMENT (continued)

15(a)Impairment of property, plant and equipment

In 2018, 2017 and 2016 the Company recorded an impairment loss of $11, $223 and $2,524 on property, plant and equipment at Ningbo Pacific and SFO facilities.

The Company determined to dispose building, land use rights and machinery at Ningbo Pacific due to lack of profitability. The Company has entered into an agreement to sell building and land use rights, the assets has classified as held for sale as of December 31, 2016. See the Note 7(a). The Company performed a valuation for utilized machinery measured at fair value less costs to sell using a cost approach. Its fair value measurement was classified as Level 3 of the fair value hierarchy. After considering the relevant evidence, the key assumption used included replacement costs, residual value and remaining useful life of these existing assets. The impairment test revealed that the recoverable amount was lower than the carrying amount, the Company recognized an impairment of $1,131 in other operating expenses accordingly in 2016. In 2017, the company provided an impairment loss of $223 because there are no future plans for the remaining machinery and equipment. The impairment is presented within the impairment of property, plant and equipment of North Asia segment in Note 5.

In 2016, SFO has not been able to make a profit due to Thailand's political situation and change in market demand, the Company considered this situation had an indication of possible impairment and performed an impairment test on the CGU composed of property, plant and equipment used in the manufacturing of fiber optic cables. The Company determined the recoverable amount of the CGU to be $0 based on the value in use. The key assumptions used in calculating the value in use included the revenue growth and a discount rate of 14.8%; as a result, the Company recognized an impairment of $1,393 in other operating expenses. The impairment is presented within the impairment of property, plant and equipment of Thailand segment in Note 5.

15(b)Financial leases under property, plant and equipment

The carrying value of motor vehicles under financial leases as of December 31, 2018, 2017 and 2016 were $66, $50 and $71, respectively. These assets under financial lease are pledged for financial lease liabilities (Note 25(b)).

15(c)Pledge

Information about the property, plant and equipment that were pledged to others as collaterals is provided in Note 27(e) (i).